Parent Entity Information - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Contingent liabilities	$ 0
Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Guarantees in relation to the debts of its subsidiaries	0	$ 0
Contingent liabilities	0
Capital commitments for property, plant and equipment	$ 0	$ 0